Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
AZL Dreyfus Research Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® Boston Company Research Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. The Fund invests primarily in large capitalization companies, which it defines as companies with market capitalizations within the range of the Russell 1000 Growth Index. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The subadviser manages the Fund using a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.

The subadviser continually monitors the securities in the Fund's portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The subadviser also may sell a security if an event occurs that contradicts the subadviser's rationale for owning it, such as a deterioration in the company's financial fundamentals. In addition, the subadviser may sell a security if better investment opportunities emerge elsewhere. The subadviser also may liquidate a security if the subadviser changes the Fund's industry or sector weightings.

		The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject.  As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Dividend Risk Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 27, 2015, the Fund was subadvised by The Dreyfus Corporation, an affiliate of The Boston Company Asset Management LLC, and named the AZL Dreyfus Research Growth Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2010) 16.65% Lowest (Q4, 2008) -24.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Dreyfus Research Growth Fund | AZL Dreyfus Research Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
2005	rr_AnnualReturn2005	4.56%
2006	rr_AnnualReturn2006	12.93%
2007	rr_AnnualReturn2007	8.75%
2008	rr_AnnualReturn2008	(41.63%)
2009	rr_AnnualReturn2009	34.76%
2010	rr_AnnualReturn2010	22.92%
2011	rr_AnnualReturn2011	(3.20%)
2012	rr_AnnualReturn2012	17.75%
2013	rr_AnnualReturn2013	36.00%
2014	rr_AnnualReturn2014	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
One Year Ended December 31, 2014	rr_AverageAnnualReturnYear01	8.45%
Five Years Ended December 31, 2014	rr_AverageAnnualReturnYear05	15.63%
Ten Years Ended December 31, 2014	rr_AverageAnnualReturnYear10	7.64%
AZL Dreyfus Research Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2014	rr_AverageAnnualReturnYear01	13.05%
Five Years Ended December 31, 2014	rr_AverageAnnualReturnYear05	15.81%
Ten Years Ended December 31, 2014	rr_AverageAnnualReturnYear10	8.49%